Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt [Abstract]
Long-term Debt
	December 31,
	2013	2014
5% Convertible Senior Unsecured Notes	$700,000	$-
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
7.25% Ocean Rig Senior Unsecured Notes	-	500,000
9,5% Ocean Rig Senior Unsecured Notes	500,000	-
Secured Credit Facilities – Drybulk Segment	638,820	685,410
Secured Credit Facilities – Tanker Segment	303,979	277,913
Secured Bridge Credit Facility	-	200,000
$1.35 billion Secured Credit Facilities – Drilling Segment	890,000	-
$1.9 billion Term Loan B Facility - Drilling Segment	1,895,250	1,876,250
$1.3 billion Term Loan B Facility - Drilling Segment	-	1,296,750
Less: Deferred financing costs and equity component of notes	(160,046)	(118,710)
Total debt	5,568,003	5,517,613
Less: Current portion	(1,660,168)	(1,165,021)
Long-term portion	$3,907,835	$4,352,592

Loan movements for credit facilities and term loans throughout the year
Loan	Loan agreement date	Original Amount	December 31, 2013	New Loans	Repayments	December 31, 2014

Secured Credit Facility	October 2, 2007	$35,000	$17,000	-	(4,200)	$12,800
Secured Credit Facility	October 5, 2007	90,000	57,000	-	(4,000)	53,000
Secured Credit Facility	June 20, 2008	103,200	24,250	-	(3,000)	21,250
Secured Credit Facility	May 13, 2008	125,000	21,595	-	(5,889)	15,706
Secured Credit Facility	May 5, 2008	90,000	36,000	-	(6,000)	30,000
Secured Credit Facility	November 16, 2007	47,000	16,000	-	(2,000)	14,000
Secured Credit Facility	July 23,2008	126,400	53,225	-	(10,600)	42,625
Secured Credit Facility	March 13, 2008	130,000	30,241	-	(1,336)	28,905
Secured Credit Facility	February 7, 2011	70,000	57,167	-	(4,667)	52,500
Secured Credit Facility	April 20, 2011	32,313	26,927	-	(2,154)	24,773
Secured Credit Facility	October 26, 2011	141,350	123,230	-	(10,840)	112,390
Secured Credit Facility	October 24, 2012	107,669	96,654	-	(8,405)	88,249
Senior Secured Credit Facility	February 28, 2013	1,350,000	890,000	450,000	(1,340,000)	-
Term Loan B Facility	July 12, 2013	1,900,000	1,895,250	-	(19,000)	1,876,250
Term Loan B Facility	July 25, 2014	1,300,000	-	1,300,000	(3,250)	1,296,750
Secured Credit Facility	March 31, 2006	753,637	174,406	-	-	174,406
Secured Credit Facility	March 19, 2012	87,654	16,980	-	(1,191)	15,789
Secured Credit Facility	February 14, 2012	122,580	115,590	-	(5,760)	109,830
Secured Bridge Credit Facility	November 14, 2014	200,000	-	200,000	-	200,000
Senior Secured Credit Facility	October 29, 2014	167,100	-	167,100	-	167,100
Secured Credit Facility	September 18, 2007	325,000	76,534	-	(76,534)	-
5% Convertible Senior Unsecured Notes	November 21, 2009	460,000	700,000	-	(700,000)	-
6.5% Drill Rigs Senior Secured Notes	September 20, 2012	800,000	800,000	-	-	800,000
7.25% Ocean Rig's Senior Unsecured Notes	March 26, 2014	500,000	-	500,000	-	500,000
9.5% Ocean Rig's Senior Unsecured Notes	April 14, 2011	500,000	500,000	-	(500,000)	-
			$5,728,049	2,617,100	(2,708,826)	$5,636,323

Principal payment
2015	$1,195,323
2016	32,000
2017	832,000
2018	32,000
2019	532,000
2020 and thereafter	3,013,000
Total principal payments	5,636,323
Less: Financing fees and equity component of notes	(118,710)
Total debt	$5,517,613